UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    51353

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CLEAR CHANNEL COMMUN ICATIONS  COMMON STOCK     184502102    13105   372260 SH       SOLE                 372260        0        0
D EQUITY MEDIA HLDGS CORP WRNT   WARRANTS         294725114        0    40000 SH       SOLE                  40000        0        0
D GETTY IMAGES INC  COM STK      COMMON STOCK     374276103     2375    70000 SH       SOLE                  70000        0        0
D HUNTSMAN CORP  COM STK         COMMON STOCK     447011107     2435   213587 SH       SOLE                 213587        0        0
D HUNTSMAN CORP  COM STK         OPTIONS - CALLS  99AG98240      285    25000 SH  CALL SOLE                  25000        0        0
D JARDEN CORP  COM STK           COMMON STOCK     471109108      466    25500 SH       SOLE                  25500        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     1281   492783 SH       SOLE                 492783        0        0
D NAVTEQ CORP  COM STK           COMMON STOCK     63936L100    24716   320981 SH       SOLE                 320981        0        0
D TAKE-TWO INTERACTIVE  SOFTWARE COMMON STOCK     874054109     4310   168548 SH       SOLE                 168548        0        0
D TARGET CORP  COM STK           COMMON STOCK     87612E106     1813    39000 SH       SOLE                  39000        0        0
D YAHOO INC  COM STK             COMMON STOCK     984332106      258    12500 SH       SOLE                  12500        0        0
D YAHOO INC  COM STK             OPTIONS - CALLS  99OB57JN2      309    15000 SH  CALL SOLE                  15000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               51353        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED